Note 45	12 Months Ended
Dec. 31, 2022
Depreciation And Amortisation Exasfpense [Abstract]
Disclosure of depreciation and amortisation expense [text block]	Depreciation and amortization
The breakdown of the balance under this heading in the consolidated income statements for the years ended December 31, 2022, 2021 and 2020 is as follows:

Depreciation and amortization (Millions of Euros)
	Notes	2022	2021	2020
Tangible assets	17	818	740	781
For own use		501	437	453
Right-of-use assets		312	299	324
Investment properties and other		5	3	3
Intangible assets	18.2	510	494	507
Total		1,328	1,234	1,288